Cash and cash equivalents - Additional Information (Detail) - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash and cash equivalents [abstract]
Cash and cash equivalents reported in assets held for sale	£ 0	£ 507	£ 485
Cash and cash equivalents not available for general use	£ 200	£ 200